JPMorgan US Sustainable Leaders Fund Expense Example - A C I Shares [Member] - JPMorgan US Sustainable Leaders Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 587
Expense Example, with Redemption, 3 Years	785
Expense Example, with Redemption, 5 Years	998
Expense Example, with Redemption, 10 Years	1,614
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	216
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,598
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	$ 852